Shareholder Report, Line Graph (Details)	6 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
MSCI KLD 400 Social Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index
MSCI USA Extended ESG Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Select Index
Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Russell 1000 Consumer Discretionary RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Russell 1000 Energy RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Energy RIC 22.5/45 Capped Index
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Russell 1000 Health Care RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Health Care RIC 22.5/45 Capped Index
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Russell 1000 Technology RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Technology RIC 22.5/45 Capped Index
S&P Transportation Select Industry FMC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry FMC Capped Index
Russell 1000 Utilities RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Utilities RIC 22.5/45 Capped Index